SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [Abstract]
SUBSEQUENT EVENT [Text Block]

20. SUBSEQUENT EVENT

On February 26, 2026, the Company completed a bought deal public offering (the "Offering") of 22,169,125 common shares of the Company at a price of $4.15 per common share for gross proceeds of $92,001,869. In connection with the Offering, the Company paid the underwriters a cash commission of $4,587,830, equal to 5.0% of the gross proceeds, other than on sales of an aggregate of 1,098,500 common shares to purchasers on a president's list.